Investment in equity investees (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Measurement Alternative and NAV practical expedient investments
Carrying amount of investment under NAV practical expedient	¥ 7,982	¥ 7,325
Carrying values of equity investments measured at fair value using the Measurement Alternative	20,707	19,643
Measurement alternative and NAV practical expedient investments	¥ 1,683	¥ 4,787	¥ 10,201